Exceptional items and remeasurements (Tables)	12 Months Ended
Mar. 31, 2019
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations
Exceptional items and remeasurements from continuing operations

	2019	2018¹	2017
	£m	£m	£m
Included within operating profit
Exceptional items:
Cost efficiency and restructuring programmes	(204)	—	—
Massachusetts Gas labour dispute	(283)	—	—
Impairment of nuclear connection development costs	(137)	—	—
Final settlement of LIPA MSA Transition	—	26	—
Environmental charges	—	—	(526)
Gas holder demolition costs	—	—	(107)
	(624)	26	(633)
Remeasurements – commodity contract derivatives	52	10	68
	(572)	36	(565)
Included within finance income and costs
Remeasurements:
Net (losses)/gains on derivative financial instruments	(40)	119	(58)
Net gains on financial assets at fair value through profit and loss	15	—	—
Net losses on financial liabilities at fair value through profit and loss	(51)	—	—
	(76)	119	(58)
Included within share of post-tax results of joint ventures and associates
Deferred tax arising on the reduction in US corporation tax rate	—	5	—
Total included within profit before tax	(648)	160	(623)
Included within tax
Exceptional items – credits arising on items not included in profit before tax:
Deferred tax arising on the reduction in the UK corporation tax rate	—	—	94
Deferred tax arising on the reduction in the US corporation tax rate	—	1,510	—
Tax on exceptional items	144	(9)	227
Tax on remeasurements	5	(28)	(29)
	149	1,473	292
Total exceptional items and remeasurements after tax	(499)	1,633	(331)
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	(480)	1,532	(312)
Remeasurements after tax	(19)	101	(19)
Total exceptional items and remeasurements after tax	(499)	1,633	(331)

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).